SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Ordinary Share (Detail) - USD ($)	2 Months Ended	3 Months Ended				9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (17,631)	$ (2,293,004)		$ (56,565)	$ 0	$ (2,349,569)
Less: Income attributable to ordinary shares subject to possible redemption		(30,986)				(92,501)
Adjusted net loss		$ (2,323,990)				$ (2,442,070)
Weighted average shares outstanding, basic and diluted	1	23,986,724	[1]			20,157,288	[1]
Basic and diluted net loss per ordinary share	$ (17,631)	$ (0.10)	[2]			$ (0.12)	[2]

[1]	Excludes an aggregate of 79,280,895 shares subject to possible redemption.
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $30,986 and $92,501 for the three and nine months ended September 30, 2020, respectively (see Note 2).